CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	[1]	$ 30	$ 30
Common stock, shares authorized (in shares)	[1]	100,000	100,000
Common stock, shares issued (in shares)	[1]	100,000	100,000
Common stock, shares outstanding (in shares)	[1]	100,000	100,000
RiverSource Life
Available-for-sale: Fixed maturities, amortized cost	[1]	$ 17,331	$ 14,718
Available-for-Sale: Fixed maturities, allowance for credit losses	[1]	22	1
Reinsurance recoverables, allowance for credit losses	[1]	23	11
RiverSource Life | Mortgage loans
Allowance for credit losses	[1]	11	12
RiverSource Life | Other investments
Allowance for credit losses	[1]	$ 0	$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.